Other long-term debt - Other Long Term Debt (Details) ¥ in Millions				12 Months Ended
	Feb. 09, 2021	Jan. 25, 2021	Sep. 17, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other Long-term debt
Total principal of other long-term debt				$ 1,330,848,464		$ 1,468,230,517
Less: current portion of other long-term debt				(854,814,983)		(1,209,149,107)
Total other long-term debt				476,033,481		259,081,410
Other long term debt				854,814,983		1,209,149,107
Real estate properties under development				2,453,888,438		2,446,216,486	$ 2,869,622,702
Real estate properties held for lease				322,552,001		373,467,867	$ 440,300,371
Real estate properties development completed				854,076,531		830,840,167
Property and equipment, net				25,543,359		28,831,111
Collateral Pledged [Member]
Other Long-term debt
Land use rights				398,837,052		424,482,379
Real estate properties held for lease				278,724,872		137,103,470
Other Long-Term Debt [Member]
Other Long-term debt
Less: current portion of other long-term debt				(854,814,983)
Total other long-term debt				476,033,481
Other long term debt				854,814,983
Other Long-Term Debt [Member] | RMB
Other Long-term debt
Less: current portion of other long-term debt				(802,180,290)
Other long term debt				802,180,290
Other Long-Term Debt [Member] | Collateral Pledged [Member]
Other Long-term debt
Real estate properties under development				340,187,890		336,107,945
Land use rights				131,931,734		145,339,253
Real estate properties held for lease				107,905,636		107,905,636
Real estate properties development completed				63,709,985		54,777,898
Senior Secured Notes [Member] | Collateral Pledged [Member] | US Dollar
Other Long-term debt
Less: current portion of other long-term debt				(528,668,174)
Other long term debt				528,668,174
Property and equipment, net member | Other Long-Term Debt [Member] | Collateral Pledged [Member]
Other Long-term debt
Property and equipment, net				11,403,753		14,060,566
June 2022 Senior notes due on June 29, 2022 at 12.00%
Other Long-term debt
Total principal of other long-term debt				$ 72,641,789		79,646,560
Maturity date				Jun. 29, 2022
Stated rate				12.00%	12.00%
June 2022 Senior notes due on June 29, 2022 at 14.00% | Other Long-Term Debt [Member]
Other Long-term debt
Total principal of other long-term debt				$ 393,000,000.0
June 2022 Senior notes due on June 29, 2022 at 14.00% | Senior Secured Notes [Member]
Other Long-term debt
Less: current portion of other long-term debt | ¥					¥ (545.3)
Other long term debt | ¥					¥ 545.3
September 2023 Senior notes due on September 17, 2023 at 14.50%
Other Long-term debt
Total principal of other long-term debt				$ 150,030,000		249,723,695
Maturity date			Sep. 17, 2023	Sep. 17, 2023
Stated rate			14.50%	14.50%	14.50%
October 2023 Notes Due on October 15, 2023 at 14.20%
Other Long-term debt
Total principal of other long-term debt				$ 17,118,420		131,475,779
Maturity date				Oct. 15, 2023
Stated rate				14.20%	14.20%
January 2024 Notes Due on January 25, 2024 at 14.00%
Other Long-term debt
Total principal of other long-term debt				$ 153,182,000		260,540,750
Maturity date	Jan. 25, 2024	Jan. 25, 2024		Jan. 25, 2024
Stated rate	14.00%	14.00%		14.00%	14.00%
September 2027 Senior notes due on September 30, 2027 at 3%
Other Long-term debt
Total principal of other long-term debt				$ 232,091,202
Corporate Bonds Due On November 13 2025 At 8.35%
Other Long-term debt
Total principal of other long-term debt				$ 24,836,447		25,257,603
Maturity date				Nov. 13, 2025
Stated rate				8.35%	8.35%
Corporate Bonds Due On Januray 7, 2026 at 8.35%
Other Long-term debt
Total principal of other long-term debt				$ 13,815,353		14,049,622
Loan from Ping Trust Co. Ltd Due May 31.2023 At 12.80%
Other Long-term debt
Total principal of other long-term debt						20,898,544
Stated rate				12.80%	12.80%
China Huarong Asset Management Co., Ltd, Due April 20, 2024 at 12.00%
Other Long-term debt
Total principal of other long-term debt				$ 32,332,303
Maturity date				Apr. 20, 2024
Stated rate				12.00%	12.00%
China Huarong Asset Management Co., Ltd, Due April 20, 2026 at 12.50% [Member]
Other Long-term debt
Maturity date				Apr. 20, 2026
Stated rate				12.50%	12.50%
China Huarong Asset Management Co., Ltd, Due April 26, 2026 at 12.50%
Other Long-term debt
Total principal of other long-term debt						32,880,567
China Huarong Asset Management Co., Ltd, Due November 27, 2023 at 12.00%
Other Long-term debt
Total principal of other long-term debt				$ 18,775,326		19,093,702
Maturity date				Nov. 27, 2023
Stated rate				12.50%	12.50%
Loan from Chang 'an international trust Co., Ltd, Due December 10, 2023 at 9.00%
Other Long-term debt
Total principal of other long-term debt				$ 134,850,420		155,069,925
Loan from Changan international trust Company Ltd, Due December 24, 2023, at 9.00% [Member]
Other Long-term debt
Maturity date				Dec. 24, 2023
Stated rate				9.00%	9.00%
Loan from Changan international trust Company Ltd, Due September 15, 2026, at 4.40% [Member]
Other Long-term debt
Maturity date				Sep. 15, 2026
Stated rate				4.75%	4.75%
Loan from Min Sheng Finance Lease Co., Ltd Due June 19, 2023 at 6.52%
Other Long-term debt
Total principal of other long-term debt						4,842,975
Maturity date				Jun. 19, 2023
Stated rate				6.52%	6.52%
Loan from Tianjin Huaxin Funian Leasing Co., Ltd Due April 6, 2025 at 8.90%
Other Long-term debt
Total principal of other long-term debt				$ 8,034,949
Maturity date				Apr. 06, 2025
Stated rate				8.90%	8.90%
Loan from Daye Trust Co., Ltd Due August 31, 2022 at 11.50%
Other Long-term debt
Total principal of other long-term debt				$ 84,713,457		86,149,958
Maturity date				Aug. 31, 2022
Stated rate				11.50%	11.50%
Loan from Daye Trust Co., Ltd Due October 16, 2022 at 14.50%
Other Long-term debt
Total principal of other long-term debt				$ 28,237,819		28,716,653
Maturity date				Oct. 16, 2022
Stated rate				14.50%	14.50%
Loan from Hubei Tian Qian Asset Management Co., Ltd Due November 15, 2023 at 12.00% [Member]
Other Long-term debt
Total principal of other long-term debt				$ 12,707,019		22,973,322
Maturity date				Nov. 15, 2023
Stated rate				12.00%	12.00%
Loan from Qingdao Xifa Commercial Factoring Co., Ltd, Due June 20,2023 at 9.00%
Other Long-term debt
Total principal of other long-term debt				$ 44,011,465
Stated rate				9.00%	9.00%
Qingdao Xifa Commercial Factoring Co., Ltd, Due June 20,2024 at 9.00% [Member]
Other Long-term debt
Total principal of other long-term debt						43,074,979
Loan from Qingdao Haifa Finance Leasing Co., Ltd, Due January 24,2024 at 9.00%
Other Long-term debt
Total principal of other long-term debt				$ 1,073,037
Stated rate				9.00%	9.00%
Qingdao Haifa Finance Leasing Co., Ltd, Due January 26,2025 at 13.00% [Member]
Other Long-term debt
Total principal of other long-term debt						1,952,732
Stated rate				13.00%	13.00%
Qingdao West Coast Small Loan Co., Ltd, Due January 24,2024 at 13.00%
Other Long-term debt
Total principal of other long-term debt				$ 4,235,673
Stated rate				13.00%	13.00%
Qingdao West Coast Small Loan Co., Ltd, Due January 26,2025 at 13.00%
Other Long-term debt
Total principal of other long-term debt						4,307,498
Stated rate				13.00%	13.00%
Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd, Due May 20,2024 at 9.00%
Other Long-term debt
Total principal of other long-term debt				$ 35,297,274		35,895,816
Stated rate				9.00%	9.00%
Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company, Due August 30,2025 at 2.80% to 3.00% per annum
Other Long-term debt
Total principal of other long-term debt				$ 15,389,611		7,753,496
Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company, Due August 30,2025 at 2.80% to 3.00% per annum | Minimum [Member]
Other Long-term debt
Stated rate				2.80%	2.80%
Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company, Due August 30,2025 at 2.80% to 3.00% per annum | Maximum [Member]
Other Long-term debt
Stated rate				3.00%	3.00%
Loan from China Development Bank Henan Branch, Due August 30,2025 at 2.80% to 7.00% per annum | Minimum [Member]
Other Long-term debt
Stated rate				2.80%	2.80%
Loan from China Development Bank Henan Branch, Due August 30,2025 at 2.80% to 7.00% per annum | Maximum [Member]
Other Long-term debt
Stated rate				3.00%	3.00%
China Development Bank Henan Branch, Due February 7,2026 at 2.80% to 7.00%
Other Long-term debt
Total principal of other long-term debt				$ 101,839,225		85,575,625
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20% per annum | Minimum [Member]
Other Long-term debt
Stated rate				2.80%	2.80%
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20% per annum | Maximum [Member]
Other Long-term debt
Stated rate				3.20%	3.20%
Loan from Ares Management Due January 12, 2024 at 10.05%
Other Long-term debt
Total principal of other long-term debt				$ 76,685,804		82,144,392
Loan from Kriss Capital LLC, Due April 4, 2023 at 7.50%
Other Long-term debt
Total principal of other long-term debt				$ 19,085,161		36,137,739
Maturity date				Apr. 04, 2024
Stated rate				7.25%	7.25%
Loan from Mezzanine Loan, Due October 4, 2023 at 10.30%, One
Other Long-term debt
Total principal of other long-term debt				$ 5,500,000		5,500,000
Loan from Mezzanine Loan, Due October 4, 2023 at 10.30%, Two
Other Long-term debt
Total principal of other long-term debt				34,425,000		34,425,000
Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 31,2025 at 2.80% to 3.00% per annum
Other Long-term debt
Total principal of other long-term debt				$ 10,045,890		$ 143,583
Loan From Ares Management , Mortgage Loan Due January 21 2024 At 6.5%
Other Long-term debt
Maturity date				Jan. 21, 2024
Stated rate				6.50%	6.50%
Loan From Ares Management , Mezzanine Loan Due January 21 2024 At 18.7%
Other Long-term debt
Stated rate				18.70%	18.70%
Loan From Kriss Capital LLC, Due April 4, 2024 At 7.25% Per Annum
Other Long-term debt
Maturity date				Apr. 04, 2023
Stated rate				7.25%	7.25%
Mezzanine Loan, Due April 4 2024 At 9.5% Per Annum, One
Other Long-term debt
Maturity date				Apr. 04, 2024
Stated rate				9.50%	9.50%
Mezzanine Loan, Due October 4 2023 At 9.5% Per Annum, Before Debt Extension, One
Other Long-term debt
Maturity date				Oct. 04, 2023
Stated rate				9.50%	9.50%
Mezzanine Loan, Due April 4 2024 At 9.5% Per Annum, Two
Other Long-term debt
Maturity date				Apr. 04, 2024
Stated rate				9.50%	9.50%
Mezzanine Loan, Due October 4, 2023 At 9.5% Per Annum, Before Debt Extension, Two
Other Long-term debt
Maturity date				Oct. 04, 2023
Stated rate				9.50%	9.50%